23. Deferred tax (Details Narrative) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax
Deferred tax account
Deferred tax asset	1,600	1,700	2,600
Uncertain deferred tax asset	£ 9,000	£ 7,300	£ 9,500